Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
Schedule of Other current liabilities
	Consolidated
	30 June 2023	30 June 2022
	$	$

Deferred revenue	59,589	-
Deferred acquisition consideration	372,875	-
	432,464	-

Schedule of Reconciliation of Deferred Revenue	Reconciliation of deferred revenue
	Consolidated
	30 June 2023	30 June 2022
	$	$

Opening balance	-	-
Advances received during the year, net of revenue recognised	59,589	-
Deferred revenue acquired through business combination	150,016	-
Revenue recognised during the year that was included in the deferred revenue balance at the beginning of the year or at business combination	(150,016)	-
Closing balance	59,589	-